Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT BOND DEBENTURE FUND INC
Entity Central Index Key	0000060365
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000018454
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class A
Trading Symbol	LBNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[1]
AssetsNet	$ 23,662,710,632
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000018456
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class C
Trading Symbol	BDLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%	[2]
AssetsNet	$ 23,662,710,632
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000052177
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class F
Trading Symbol	LBDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$33	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[3]
AssetsNet	$ 23,662,710,632
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000188230
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class F3
Trading Symbol	LBNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[4]
AssetsNet	$ 23,662,710,632
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000018458
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class I
Trading Symbol	LBNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[5]
AssetsNet	$ 23,662,710,632
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000018457
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class P
Trading Symbol	LBNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$50	1.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[6]
AssetsNet	$ 23,662,710,632
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000052178
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R2
Trading Symbol	LBNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$58	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[7]
AssetsNet	$ 23,662,710,632
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000052179
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R3
Trading Symbol	LBNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$53	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[8]
AssetsNet	$ 23,662,710,632
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000158205
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R4
Trading Symbol	LBNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[9]
AssetsNet	$ 23,662,710,632
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000158206
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R5
Trading Symbol	LBNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[10]
AssetsNet	$ 23,662,710,632
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000158207
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R6
Trading Symbol	LBNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[11]
AssetsNet	$ 23,662,710,632
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.